Note 16 - Financial Instruments - Exposed to Currency Risk (Details)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 EUR (€)
Statement Line Items [Line Items]
Cash	$ 2,950,552	€ 96,689	$ 954,965	€ 139,056	$ 931,082	€ 98,060
Interest, sales tax and other receivables	219,508		118,790		42,930
Accounts payable and accrued liabilities	(1,286,712)	(1,000,853)	(1,303,339)	(637,369)	(569,958)	(421,451)
Net exposure	$ 1,883,348	€ (904,164)	$ (229,584)	€ (498,313)	$ 404,054	€ (358,418)